Right-of-use assets - Schedule of consolidated statements of changes in shareholders' equity (deficit) (Details) - CAD ($)	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Deficit	$ (25,909,239)	$ (15,388,949)	$ (6,073,577)	$ (2,536,799)
Total shareholders' equity (deficit)	$ (1,002,891)	$ 6,123,728	3,884,864	(231,396)	$ (1,389,319)
As previously reported [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Deficit			(6,102,058)	(2,686,799)
Total shareholders' equity (deficit)			3,856,383	(381,396)
Adjustment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Deficit			28,481	150,000
Total shareholders' equity (deficit)			$ 28,481	$ 150,000